Co-Marketing and Collaboration Agreement - (Details) - USD ($)			3 Months Ended	6 Months Ended
	Aug. 11, 2026	Apr. 02, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Co-Marketing and Collaboration Agreement [Line Items]
Marketing fee		$ 150,000
Number of business days		5 days
Number of convenience days				30 days
Cure period				30 days
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Value of common stock
Prepaid expenses			$ 150,000	$ 150,000
Subsequent Event [Member]
Co-Marketing and Collaboration Agreement [Line Items]
Marketing fee		$ 500,000
Initial purchase units	500
Co-Marketing and Collaboration Agreement [Member]
Co-Marketing and Collaboration Agreement [Line Items]
Purchase of units		105,000
Marketing fee		350,000
Marketing Agreement [Member]
Co-Marketing and Collaboration Agreement [Line Items]
Marketing fee		$ 150,000
Share Exchange Agreement [Member]
Co-Marketing and Collaboration Agreement [Line Items]
Sell or transfer common stock		562,500
Common stock, par value		$ 0.00001
Value of common stock		$ 4,500,000
Share Exchange Agreement [Member] | Subsequent Event [Member]
Co-Marketing and Collaboration Agreement [Line Items]
Marketing fee		$ 150,000
Common stock, par value		$ 0.00001
GolfSuites [Member]
Co-Marketing and Collaboration Agreement [Line Items]
Marketing fee		$ 500,000
GolfSuites [Member] | Share Exchange Agreement [Member]
Co-Marketing and Collaboration Agreement [Line Items]
Sell or transfer common stock		562,500